File Nos. 33-20318
811-5485

As filed with the Securities and Exchange Commission on October 18, 2005
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 44 [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 47 [X]

ATLAS FUNDS
(Exact Name of Registrant as Specified in Charter)

794 Davis Street
San Leandro, California 94577
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (510) 297-7444

W. LAWRENCE KEY
ATLAS FUNDS
794 DAVIS STREET
SAN LEANDRO, CALIFORNIA 94577
(NAME AND ADDRESS OF AGENT FOR SERVICE)

With copies to:
GREGORY T. PUSCH, ESQ.     LEZLIE IANNONE
PAUL, HASTINGS, JANOFSKY & WALKER LLP   ATLAS FUNDS
55 SECOND, TWENTY-FOURTH FLOOR   794 DAVIS STREET
SAN FRANCISCO, CALIFORNIA 94105    SAN LEANDRO, CALIFORNIA 94577

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
on November 18, 2005 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on pursuant to paragraph (a)(2)

If appropriate, check the following box:

This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 43 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on August 5, 2005 and pursuant to Rule 485(a)(2) would become effective on October 19, 2005.

This Post-Effective Amendment No. 44 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 18, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 44 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of San Leandro, and the State of California on the 18 day of October, 2005.

Atlas Funds
(Registrant)

By: /s/ W. Lawrence Key
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W. Lawrence Key
President, Chief Operating Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Marion O. Sandler*   Chairman    October 18, 2005
Marion O. Sandler

Gene A. Johnson*   Treasurer   October 18, 2005
Gene A. Johnson

Russell W. Kettell*   Trustee   October 18, 2005
Russell W. Kettell

Barbara A. Bond*   Trustee    October 18, 2005
Barbara A. Bond

Daniel L. Rubinfeld*   Trustee    October 18, 2005
Daniel L. Rubinfeld

David J. Teece*    Trustee    October 18, 2005
David J. Teece

By: /s/ W. Lawrence Key
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W. Lawrence Key
*Attorney-in-Fact
Pursuant to Powers of Attorney dated June 23, 2003 and March 1, 2005.